Stock-based Compensation Expense (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 285,426	$ 81,661	$ 366,867	$ 163,415
Research and development [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	38,800	41,699	77,427	83,445
General and administrative [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 246,626	$ 39,962	$ 289,440	$ 79,970